Voya Ultra Short Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 44.0%	Rate	Maturity Date	Principal Amount	Value
720 East CLO Ltd., Series 2023-IA, Class A1R	5.26%	04/15/2038	$500,000	$501,723
AGL Core CLO Ltd., Series 2025-38A, Class A1	5.09%	01/22/2038	500,000	500,494
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A	4.14%	03/19/2029	500,000	501,137
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A	5.08%	01/20/2043	320,000	320,269
AREIT, Series 2025-CRE11, Class A	5.54%	07/25/2043	500,000	501,249
ARES1, Series 2024-IND2, Class A	5.18%	10/15/2034	450,000	450,830
Bain Capital Credit CLO Ltd., Series 2017-2A, Class A1R3	5.25%	07/25/2037	415,000	415,980
Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR	5.03%	04/20/2034	250,000	250,299
Ballyrock CLO Ltd., Series 2024-22A, Class A1A	5.43%	04/15/2037	500,000	501,370
BBCMS Mortgage Trust, Series 2017-C1, Class A4	3.74%	02/15/2050	500,000	495,126
BBCMS Mortgage Trust, Series 2022-C16, Class A5(a)	4.62%	06/15/2055	500,000	498,159
BDS LLC, Series 2025-FL16, Class A	5.39%	07/19/2043	500,000	500,626
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class A1R	5.28%	07/15/2037	492,500	493,881
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR	5.04%	01/25/2038	500,000	499,629
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A1R	5.28%	03/31/2038	500,000	502,498
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A	5.44%	12/15/2042	750,000	751,874
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1	5.54%	02/25/2065	831,388	840,911
BSPRT Issuer LLC, Series 2025-FL12, Class A	5.11%	01/17/2043	500,000	500,766
BX Trust, Series 2025-DELC, Class A	5.49%	12/15/2042	500,000	501,457
BX Trust, Series 2021-SDMF, Class B	4.62%	09/15/2034	510,387	508,681
BX Trust, Series 2025-ARIA, Class C(a)	5.46%	12/13/2042	500,000	504,798
Carlyle US CLO Ltd., Series 2021-9A, Class AR	4.99%	10/20/2034	250,000	250,076
Carlyle US CLO Ltd., Series 2020-2A, Class A1R2	4.93%	01/25/2035	500,000	500,492
Carlyle US CLO Ltd., Series 2017-3A, Class A1R2	5.26%	10/21/2037	500,000	500,916
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4(a)	5.96%	06/25/2055	832,126	837,526
CIFC Funding 2021-VII Ltd., Series 2021-7A, Class AR	4.95%	01/23/2035	490,000	490,151
CIFC Funding 2022-IV Ltd., Series 2022-4A, Class AR	4.99%	07/16/2035	250,000	249,923
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS(a)	4.01%	09/15/2050	500,000	472,142
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2	7.16%	03/25/2042	1,000,000	1,030,514
Connecticut Avenue Securities Trust, Series 2023-R07, Class 2B1	7.81%	09/25/2043	900,000	964,849
EFMT, Series 2025-RM4, Class A1(a)	4.97%	11/25/2055	500,000	477,723
Elevation CLO Ltd., Series 2021-13A, Class A1R	4.97%	07/15/2034	500,000	499,659
Elmwood CLO Ltd., Series 2022-6A, Class AR2	5.15%	10/17/2038	500,000	500,008
Exeter Automobile Receivables Trust, Series 2024-1A, Class C	5.13%	05/15/2030	204,000	206,201
Fannie Mae REMICS, Series 2024-67, Class FA	5.03%	09/25/2054	1,228,385	1,232,550
Fannie Mae REMICS, Series 2025-7, Class FD	4.87%	09/25/2054	2,861,144	2,863,199
Freddie Mac REMICS, Series 5508, Class FG	5.23%	02/25/2055	2,887,520	2,910,438
Freddie Mac REMICS, Series 5507, Class FG	5.23%	02/25/2055	506,063	510,664
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class M1	5.69%	11/25/2043	468,846	471,564
Government National Mortgage Association, Series , Class	5.14%	04/20/2054	2,909,148	2,923,377
GSJP Trust, Series 2025-BEDS, Class A	5.25%	12/15/2042	500,000	500,971
JPMorgan Mortgage Trust, Series 2024-11, Class A6(a)	5.97%	04/25/2055	716,164	719,305
KKR CLO Ltd., Series 40A, Class AR	5.18%	10/20/2034	500,000	500,202
KSL Commercial Mortgage Trust, Series 2025-MH, Class A	5.33%	12/15/2042	750,000	752,205
LCM Ltd., Series 36A, Class A1R	4.98%	01/15/2034	600,000	599,252

LCM Ltd., Series 38A, Class AR2	5.20%	11/04/2038	600,000	599,404
LMNT CRE LLC, Series 2025-FL3, Class A	5.54%	07/21/2043	750,000	751,606
LQR Trust, Series 2025-CALI, Class A	5.34%	01/15/2043	750,000	750,935
Magnetite LI Ltd., Series 2025-51A, Class A1	5.09%	10/25/2038	600,000	599,685
Magnetite XXII Ltd., Series 2019-22A, Class ARR	5.15%	07/15/2036	600,000	600,623
MED Commercial Mortgage Trust, Series 2024-MOB, Class A	5.35%	05/15/2041	500,000	498,795
MF1 LLC, Series 2025-FL17, Class A	5.06%	02/18/2040	680,000	679,050
MF1 Ltd., Series 2021-FL7, Class A	4.93%	10/16/2036	491,470	491,102
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A7(a)	5.90%	07/25/2054	487,158	494,997
Nelnet Student Loan Trust, Series 2025-DA, Class A1A	4.62%	08/20/2054	750,000	752,980
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-47A, Class AR	5.20%	04/16/2035	600,000	600,014
NYC Trust, Series 2025-77C, Class B(a)	4.95%	01/10/2038	500,000	503,487
Ocean Trails CLO XI, Series 2021-11A, Class AR	4.93%	07/20/2034	425,000	423,937
OCP CLO Ltd., Series 2021-21A, Class AR	5.06%	01/20/2038	500,000	500,050
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2	5.25%	01/15/2038	500,000	501,331
Octagon Investment Partners Ltd., Series 2019-1A, Class A1RR	4.93%	01/20/2035	375,000	374,906
OZLM XV Ltd., Series 2016-15A, Class A1R3	4.93%	04/20/2033	195,379	195,476
PMT Loan Trust, Series 2025-INV12, Class A29(a)	5.48%	12/25/2056	500,000	501,641
Provident Funding Mortgage Trust, Series 2021-J1, Class A10(a)	3.16%	10/25/2051	100,000	63,335
Provident Funding Mortgage Trust, Series 2025-6, Class A2(a)	5.03%	12/25/2055	500,000	497,461
Santander Drive Auto Receivables Trust, Series 2024-2, Class C	5.28%	06/17/2030	800,000	817,835
Santander Drive Auto Receivables Trust, Series 2022-7, Class C	6.23%	03/17/2031	500,000	510,160
Sequoia Mortgage Trust, Series 2025-13, Class A19(a)	5.48%	12/25/2055	500,000	502,246
SMB Private Education Loan Trust, Series 2024-C, Class A1A	5.30%	06/17/2052	442,951	455,334
SMB Private Education Loan Trust, Series 2022-A, Class APT	3.13%	11/16/2054	477,472	452,262
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3	4.04%	04/20/2029	1,200,000	1,202,430
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A	2.55%	04/20/2046	1,096,667	1,040,333
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A	5.23%	11/15/2041	465,000	466,166
Westlake Automobile Receivables Trust, Series 2024-1A, Class B	5.30%	11/15/2027	215,000	215,942
Whetstone Park CLO Ltd., Series 2021-1A, Class A2R	5.18%	01/20/2035	500,000	500,383
Wind RiverCLO Ltd., Series 2024-1A, Class A	5.47%	04/20/2037	500,000	501,178
Wise CLO Ltd., Series 2024-2A, Class A	5.34%	07/15/2037	375,000	376,491
				48,927,239

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $48,872,327)				48,927,239

CORPORATE BONDS - 32.2%	Rate	Maturity Date	Principal Amount	Value
Advertising & Marketing - 0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp.	5.02%	01/15/2029	140,000	137,012

Aerospace & Defense - 0.1%
TransDigm, Inc.	5.25%	03/01/2029	130,000	134,227

Airlines - 0.8%
American Airlines Group, Inc.(b)	4.14%	09/22/2027	172,673	171,138
American Airlines Group, Inc.(b)	4.11%	06/15/2028	139,111	136,185
American Airlines, Inc.(b)	5.13%	04/20/2029	100,000	101,888

United Airlines, Inc.	4.60%	04/15/2026	512,000	511,668
				920,879

Auto Parts Manufacturing - 0.2%
Tenneco, Inc.	7.85%	11/17/2028	170,000	170,660

Banks - 0.5%
US Bancorp(a)	4.19%	07/22/2028	222,000	223,925
Wells Fargo & Co.(a)	3.82%	03/24/2028	189,000	187,825
Wells Fargo & Co.(a)	3.86%	05/22/2028	149,000	148,084
				559,834

Biotechnology - 1.2%
Amgen, Inc.	3.99%	03/02/2028	488,000	499,687
Royalty Pharma PLC	4.00%	09/02/2027	534,000	514,787
Royalty Pharma PLC	4.41%	09/02/2030	393,000	356,747
				1,371,221
Cable & Satellite - 0.4%
CCO Holdings LLC	5.37%	02/01/2028	135,000	134,014
DIRECTV Financing LLC	5.46%	08/15/2027	135,000	135,869
Sirius XM Radio LLC	4.89%	07/15/2028	140,000	137,048
				406,931
Casinos & Gaming - 0.2%
MGM Resorts International	4.76%	10/15/2028	175,000	174,954

Chemicals - 1.1%
Albemarle Corp.	4.14%	06/01/2027	205,000	206,423
Celanese US Holdings LLC	5.07%	11/15/2028	60,000	62,819
Chemours Co.	6.79%	11/15/2028	70,000	68,134
Ecolab, Inc.	4.09%	03/24/2030	486,000	499,204
PPG Industries, Inc.	4.03%	03/15/2026	341,000	339,058
				1,175,638

Construction Materials Manufacturing - 0.1%
Smyrna Ready Mix Concrete LLC	5.79%	11/01/2028	140,000	140,755

Consumer Finance - 0.7%
Fiserv, Inc.	4.24%	03/02/2028	361,000	369,941
Global Payments, Inc.	4.01%	03/01/2026	167,000	166,232
Navient Corp.	4.78%	03/15/2027	135,000	135,344
OneMain Finance Corp.	4.87%	09/15/2028	140,000	136,527
				808,044
Consumer Products - 0.1%
Energizer Holdings, Inc.	5.86%	03/31/2029	145,000	138,708

Consumer Services - 0.1%
Williams Scotsman, Inc.	4.61%	08/15/2028	140,000	140,053

Containers & Packaging - 0.3%
Cascades, Inc. / Cascades USA, Inc.	5.47%	01/15/2028	201,000	200,620
Clydesdale Acquisition Holdings, Inc.	5.92%	04/15/2029	135,000	137,810
				338,430

Design, Manufacturing & Distribution - 0.2%
Imola Merger Corp.	5.15%	05/15/2029	170,000	167,936

Diversified Banks - 4.7%
Bank of America Corp.(a)	2.56%	07/22/2027	1,182,000	1,167,154
Bank of America Corp.(a)	3.86%	07/21/2028	576,000	572,299
Bank of America Corp.(a)	3.82%	12/20/2028	206,000	203,722
Bank of America Corp.(a)	4.01%	04/29/2031	562,000	524,234
Bank of America Corp.(a)	4.16%	04/22/2032	173,000	158,958
Bank of Nova Scotia(c)	3.94%	08/03/2026	548,000	544,044
JPMorgan Chase & Co.(a)	2.54%	09/22/2027	1,012,000	993,802
JPMorgan Chase & Co.(a)	3.52%	02/24/2028	615,000	607,779
JPMorgan Chase & Co.(a)	3.45%	06/01/2029	187,000	178,765
JPMorgan Chase & Co.(a)	4.15%	12/05/2029	106,000	107,136
Royal Bank of Canada(c)	3.82%	04/27/2026	193,000	191,400
				5,249,293

Electrical Equipment Manufacturing - 0.7%
Carrier Global Corp.	4.23%	02/15/2030	828,000	781,159

Entertainment Content - 0.5%
Walt Disney Co.	3.89%	09/01/2029	558,000	522,379

Entertainment Resources - 0.2%
Cinemark USA, Inc.	5.22%	07/15/2028	170,000	170,105

Exploration & Production - 0.1%
Civitas Resources, Inc.	6.98%	07/01/2028	130,000	134,107

Financial Services - 2.0%
Blackstone Holdings I LP	4.03%	08/05/2028	168,000	158,126
Intercontinental Exchange, Inc.	4.15%	06/15/2030	366,000	335,711
Morgan Stanley(a)	2.25%	05/04/2027	481,000	476,871
Morgan Stanley(a)	3.61%	07/22/2028	187,000	185,778
Morgan Stanley(a)	4.77%	10/18/2028	79,000	82,113
Morgan Stanley(a)	4.41%	01/16/2030	40,000	41,113
Morgan Stanley(a)	4.89%	01/18/2035	311,000	324,062
PRA Group, Inc.	7.00%	02/01/2028	130,000	133,410
Sumitomo Mitsui Trust Bank Ltd.(c)	3.82%	03/10/2027	538,000	531,664
				2,268,848

Food & Beverage - 0.2%
Darling Ingredients, Inc.	5.03%	04/15/2027	135,000	135,363
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	5.23%	04/30/2029	140,000	136,371
				271,734

Health Care Facilities & Services - 1.1%
Acadia Healthcare Co., Inc.	5.70%	07/01/2028	135,000	134,383
CVS Health Corp.	4.41%	08/21/2030	605,000	538,108
HCA Healthcare, Inc.	4.20%	06/15/2029	526,000	524,777
				1,197,268

Home & Office Products Manufacturing - 0.1%
Newell Brands, Inc.	5.93%	09/15/2027	135,000	135,953

Internet Media - 0.2%
Match Group Holdings II LLC	4.81%	06/01/2028	170,000	169,302

Machinery Manufacturing - 0.2%
John Deere Capital Corp.(c)	3.72%	03/08/2027	228,000	224,416

Managed Care - 0.3%
UnitedHealth Group, Inc.(c)	3.80%	04/15/2027	385,000	382,985

Metals & Mining - 0.8%
Nucor Corp.	3.78%	05/23/2027	378,000	380,645
Steel Dynamics, Inc.	3.90%	10/15/2027	557,000	535,537
				916,182

Oil & Gas Services & Equipment - 0.2%
Transocean Titan Financing Ltd.(b)	7.22%	02/01/2028	165,952	169,599

Pharmaceuticals - 0.6%
Johnson & Johnson	3.82%	09/01/2030	706,000	630,609

Pipeline - 2.6%
Enbridge, Inc.	3.99%	10/04/2026	1,185,000	1,164,065
Enterprise Products Operating LLC	4.11%	01/31/2030	574,000	545,954
Kinder Morgan, Inc.	3.86%	11/15/2026	389,000	382,026
MPLX LP	4.39%	08/15/2030	237,000	219,874
Sabine Pass Liquefaction LLC	4.39%	03/15/2027	436,000	439,067
Venture Global LNG, Inc.	7.51%	06/01/2028	130,000	131,748
				2,882,734
Power Generation - 0.1%
NRG Energy, Inc.	4.87%	02/15/2029	145,000	138,804

Property & Casualty Insurance - 0.1%
Alliant Holdings Intermediate LLC	5.68%	04/15/2028	140,000	143,179

Publishing & Broadcasting - 0.1%
Nexstar Media, Inc.	5.00%	11/01/2028	140,000	139,073

Railroad - 0.3%
Canadian Pacific Railway Co.	3.89%	12/02/2026	338,000	331,510

Real Estate - 1.1%
American Homes 4 Rent	4.60%	04/15/2032	113,000	107,034
Invitation Homes, Inc.	4.50%	08/15/2031	315,000	276,177
Iron Mountain, Inc.	4.96%	07/15/2028	170,000	170,156
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer	5.82%	10/01/2028	135,000	135,198
Realty Income Corp.	4.27%	01/15/2031	546,000	521,061
				1,209,626

Refining & Marketing - 0.1%
Sunoco LP	5.56%	05/01/2029	130,000	135,642

Retail - Consumer Discretionary - 0.9%
Advance Auto Parts, Inc.	4.80%	10/01/2027	185,000	175,629
Avis Budget Group, Inc.	5.79%	04/01/2028	140,000	136,978
O'Reilly Automotive, Inc.	3.90%	09/01/2027	634,000	630,928
				943,535

Semiconductors - 0.5%
Advanced Micro Devices, Inc.	4.23%	06/01/2032	151,000	148,396
Broadcom, Inc.	3.82%	09/15/2026	412,000	410,966
				559,362

Software & Services - 1.7%
Cloud Software Group, Inc.	6.03%	03/31/2029	170,000	172,337
Fortinet, Inc.	4.23%	03/15/2026	220,000	218,569
IBM Corp.	3.74%	07/27/2027	188,000	189,158
Oracle Corp.	4.42%	11/15/2027	384,000	375,984
Oracle Corp.	4.94%	04/01/2030	545,000	503,885
VMware LLC	4.43%	08/15/2031	486,000	432,607
				1,892,540
Transportation & Logistics - 0.3%
FedEx Corp.(b)	3.65%	02/20/2034	404,416	354,198

Utilities - 4.4%
Aes Corp.	4.20%	01/15/2026	262,000	261,702
Ameren Illinois Co.	3.87%	05/15/2028	603,000	602,014
Duke Energy Corp.	3.89%	08/15/2027	1,099,000	1,086,324
National Rural Utilities Cooperative Finance Corp.	4.49%	04/15/2032	241,000	218,211
NextEra Energy Capital Holdings, Inc.	3.85%	07/15/2027	368,000	372,225
SCE Recovery Funding LLC	4.39%	03/15/2036	800,000	804,324
Sierra Pacific Power Co.	4.03%	05/01/2026	238,000	236,884
Southwestern Electric Power Co.	4.32%	03/15/2026	474,000	471,452
WEC Energy Group, Inc.	3.92%	10/01/2027	824,000	840,938
				4,894,074

Wireless Telecommunications Services - 2.0%
AT&T, Inc.	4.55%	02/01/2032	450,000	395,446
T-Mobile USA, Inc.	4.07%	02/15/2026	584,000	582,688
T-Mobile USA, Inc.	4.00%	02/15/2028	168,000	161,384

T-Mobile USA, Inc.	4.18%	04/15/2029	131,000	127,804
Verizon Communications, Inc.	4.54%	03/15/2032	448,000	395,525
Verizon Communications, Inc.	4.96%	02/15/2035	531,000	523,954
				2,186,801

TOTAL CORPORATE BONDS (Cost $35,659,079)				35,820,299

U.S. GOVERNMENT AGENCY DEBT - 0.6%	Rate	Maturity Date	Principal Amount	Value
Government Agencies - 0.6%
Federal Home Loan Bank Discount Notes(c)(d)	3.55%	01/08/2026	200,000	199,845
Freddie Mac Discount Notes(d)	3.55%	01/15/2026	475,000	474,307
				674,152

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $674,045)				674,152

U.S. TREASURY SECURITIES - 22.5%	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note/Bond	3.47%	12/31/2027	13,258,800	13,235,235
U.S. Treasury Note/Bond	3.53%	12/15/2028	6,007,300	6,002,841
U.S. Treasury Note/Bond	3.71%	12/31/2030	5,727,000	5,705,748
				24,943,824

TOTAL U.S. TREASURY SECURITIES (Cost $24,929,672)				24,943,824

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%			Shares	Value
BNY Mellon Cash Reserve Fund, 0.01%(e)			139,308	139,308

TOTAL SHORT-TERM INVESTMENTS (Cost $139,308)				139,308

TOTAL INVESTMENTS - 99.4% (Cost $110,274,431)				$110,504,822
Other Assets in Excess of Liabilities - 0.6%				712,417
TOTAL NET ASSETS - 100.0%				$111,217,239

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(b)	Sinkable security.

(c)	At maturity security. Interest is paid in full at the maturity date.

(d)	Zero coupon bond issued at a discount.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.

Voya Ultra Short Income ETF

Schedule of Futures Contracts

December 31, 2025 (Unaudited)

The Voya Ultra Short Income ETF had the following futures contracts outstanding with MORGAN STANLEY AND CO., LLC as of December 31, 2025:

FUTURES CONTRACTS - 0.0%(a)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(22)	03/20/2026	$(2,482,564)	$8,939
U.S. 2-Year Treasury Note	(26)	03/31/2026	(5,418,700)	(9,816)
U.S. 5-Year Treasury Note	(96)	03/31/2026	(10,505,574)	12,324
U.S. Treasury Long Bond	(8)	03/20/2026	(928,248)	3,499
U.S. Treasury Ultra 10-Year Note	(13)	03/20/2026	(1,501,754)	6,551
U.S. Treasury Ultra Bond	(2)	03/20/2026	(239,683)	3,683
				25,180

Net Unrealized Appreciation (Depreciation)				$25,180

(a) Does not round to 0.1% or (0.1)%, as applicable.